Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 51	$ 49
Interest income, not classified as impaired loans	$ 384	$ 370